INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES [Abstract]
Assets per Reinsurance Contract

a)	The detail of the assets per reinsurance contract are:

	2024			2023
	Asset for remaining coverage (*)	Incurred claims assets - contracts measured by PAA (**)	Total	Asset for remaining coverage (*)	Incurred claims assets - contracts measured by PAA (**)	Total
		Present value of future cash flows			Present value of future cash flows
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance at the beginning of the period	(133,054)	1,005,100	872,046	(96,962)	840,970	744,008
Directly attributable claims incurred	–	343,855	343,855	–	660,468	660,468
Changes that relate to past services	–	(158,503)	(158,503)	–	(219,215)	(219,215)
Future service changes	(5,735)	–	(5,735)	7,238	–	7,238
Reinsurance recoveries	(5,735)	185,352	179,617	7,238	441,253	448,491
Expenses for assigning the premiums paid to the reinsurer	(674,214)	–	(674,214)	(837,543)	(2,269)	(839,812)
Result of the reinsurance service	(679,949)	185,352	(494,597)	(830,305)	438,984	(391,321)
Net financial expenses for reinsurance contracts	–	30,377	30,377	–	43,419	43,419
Other changes	(13,237)	(18,679)	(31,916)	91,775	47,232	(44,543)
Cash flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	767,841	12	767,853	885,988	2,270	888,258
Reinsurance recoveries	–	(302,593)	(302,593)	–	(367,775)	(367,775)
Net cash flow	767,841	(302,581)	465,260	885,988	(365,505)	520,483
Balances at the end of the period	(58,399)	899,569	841,170	(133,054)	1,005,100	872,046

(*)  Includes accounts payable to reinsurers and co-insurers and excess of loss contracts.
(**) Includes accounts receivable from reinsurers and co-insurers.

Liability for Insurance Contracts
b)	The detail of the liability for insurance contracts are:

	2024
	Liabilities for remaining coverage		Liabilities for incurred losses- contracts not measured by PAA	Incurred loss liabilities - contracts measured by PAA		Total
	Excluding loss component (*)	Loss component		Present Value of Fulfillment Cash Flows	Risk adjustment
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance at the beginning of the period	8,379,672	207,695	1,212,856	2,497,439	20,471	12,318,133
Insurance income	(3,779,710)	316	–	–	–	(3,779,394)
Claims incurred and other insurance service expenses	–	8,172	722,763	1,535,912	–	2,266,847
Adjustments relating to the past to liabilities for incurred claims	–	(4,365)	(550,740)	348,829	2,277	(203,999)
Losses and recoveries for losses in onerous contracts	–	15,801	–	–	–	15,801
Amortization of insurance acquisition cash flows	7,128	–	–	–	–	7,128
Insurance service expenses	7,128	19,608	172,023	1,884,741	2,277	2,085,777
Result of the insurance service	(3,772,582)	19,924	172,023	1,884,741	2,277	(1,693,617)
Net financial expenses for insurance contracts	553,835	(5,376)	64,928	126,019	1,044	740,450
Total changes in the consolidated income statement	(3,218,747)	14,548	236,951	2,010,760	3,321	(953,167)
Investment components	(914,866)	–	914,866	–	–	–
Other changes	(4,620)	25,556	1,171	9,884	56	32,047
Cash flow:
Premiums received	5,180,689	–	–	–	–	5,180,689
Claims and other service expenses paid	–	–	(1,077,214)	(1,973,141)	–	(3,050,355)
Insurance acquisition cash flows	(105,062)	–	–	–	–	(105,062)
Net cash flow	5,075,627	–	(1,077,214)	(1,973,141)	–	2,025,272
Balances at the end of the period	9,317,066	247,799	1,288,630	2,544,942	23,848	13,422,285

(*) Includes accounts receivable of contracts measured under the PAA and debts to intermediaries, marketers and auxiliaries.

	2023
	Liabilities for remaining coverage		Liabilities for incurred losses - contracts not measured by PAA	Incurred loss liabilities - contracts measured by PAA		Total
	Excluding loss component (*)	Loss component		Present Value of Fulfillment Cash Flows	Risk adjustment
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance at the beginning of the period	7,628,056	163,555	1,073,412	2,274,827	14,158	11,154,008
Insurance income	(3,855,739)	331	–	–	–	(3,855,408)
Claims incurred and other insurance service expenses	11,544	–	772,038	2,104,635	–	2,888,217
Adjustments relating to the past to liabilities for incurred claims	(592)	–	(588,726)	(71,098)	4,871	(655,545)
Losses and recoveries for losses in onerous contracts	(8,812)	25,993	–	–	–	17,181
Amortization of insurance acquisition cash flows	3,134	–	–	–	–	3,134
Insurance service expenses	5,274	25,993	183,312	2,033,537	4,871	2,252,987
Result of the insurance service	(3,850,465)	26,324	183,312	2,033,537	4,871	(1,602,421)
Net financial expenses for insurance contracts	1,051,939	(4,492)	140,934	146,732	1,759	1,336,872
Total changes in the consolidated income statement	(2,798,526)	21,832	324,246	2,180,269	6,630	(265,549)
Investment components	(901,136)	(10)	901,131	–	–	(15)
Other changes	(241,725)	22,700	(1,609)	33,651	(317)	(187,300)
Cash flow:
Premiums received	4,773,477	(382)	–	–	–	4,773,095
Claims and other service expenses paid	–	–	(1,084,324)	(1,991,308)	–	(3,075,632)
Insurance acquisition cash flows	(80,474)	–	–	–	–	(80,474)
Net cash flow	4,693,003	(382)	(1,084,324)	(1,991,308)	–	1,616,989
Balances at the end of the period	8,379,672	207,695	1,212,856	2,497,439	20,471	12,318,133

(*) Includes accounts receivable of contracts measured under the PAA and debts to intermediaries, marketers and auxiliaries.

Components of Movements of Insurance Contracts
c)	The components of the movement are presented below:

	2024				2023
	Present Value of Fulfillment Cash Flows	Risk adjustment	Contractual Service Margin (CSM)	Total	Present Value of Fulfillment Cash Flows	Risk adjustment	Contractual Service Margin (CSM)	Total

	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance at the beginning of the period	8,220,567	144,207	1,202,240	9,567,014	7,186,948	254,151	1,154,236	8,595,335
Changes in the consolidated statement of income:
Changes in estimates that adjust the CSM	(19,665)	4,441	9,535	(5,689)	50,644	(97,658)	39,919	(7,095)
Changes in estimates that result in losses and recoveries for contract losses onerous	(8,949)	(681)	–	(9,630)	4,483	(10,842)	(5,615)	(11,974)
Initial recognition contracts	(102,195)	9,628	123,461	30,894	(94,546)	8,226	106,833	20,513
Changes related to future services	(130,809)	13,388	132,996	15,575	(39,419)	(100,274)	141,137	1,444
CSM recognized for services provided	–	–	(125,610)	(125,610)	–	–	(128,639)	(128,639)
Changes in the risk adjustment recognized for the expired risk	–	(20,039)	–	(20,039)	–	(22,759)	–	(22,759)
Experience adjustments	829,682	–	–	829,682	871,245	5	174	871,424
Changes related to current services	829,682	(20,039)	(125,610)	684,033	871,245	(22,754)	(128,465)	720,026
Adjustments to liabilities for incurred claims	(713,268)	9,927	–	(703,341)	(764,140)	9,443	–	(754,697)
Result of the insurance service	(14,395)	3,276	7,386	(3,733)	67,686	(113,585)	12,672	(33,227)
Net financial expenses for insurance contracts	564,473	3,896	45,118	613,487	1,140,937	7,125	40,142	1,188,204
Total changes in the consolidated income statement	550,078	7,172	52,504	609,754	1,208,623	(106,460)	52,814	1,154,977
Other changes	51,293	1,414	3,306	56,013	(100,717)	(3,484)	(21,294)	(125,495)
Cash flow:
Premiums collected	1,500,797	–	–	1,500,797	1,091,817	–	–	1,091,817
Benefits and expenses paid	(1,077,186)	–	–	(1,077,186)	(1,085,630)	–	–	(1,085,630)
Acquisition fees paid	(80,588)	–	–	(80,588)	(80,474)	–	16,484	(63,990)
Net cash flow	343,023	–	–	343,023	(74,287)	–	16,484	(57,803)
Balances at the end of the period	9,164,961	152,793	1,258,050	10,575,804	8,220,567	144,207	1,202,240	9,567,014